INCOME TAX BENEFIT (EXPENSE)	12 Months Ended
Dec. 31, 2012
INCOME TAX BENEFIT (EXPENSE) [Abstract]
INCOME TAX BENEFIT (EXPENSE)

Note 12-INCOME TAX BENEFIT (EXPENSE)

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands and British Virgin Islands withholding tax will be imposed.

China

The Company's PRC subsidiaries and PRC Affiliated Entities are subject to the statutory rate of 25% in 2010, 2011 and 2012 in accordance with the new enterprise income tax law which was effective on January 1, 2008.

Dividends paid by PRC subsidiaries of the Company out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax is 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

The current EIT Law treats enterprises established outside of China with "effective management and control" located in China as PRC resident enterprises for tax purpose. The term "effective management and control" is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2012, the Company has not accrued for PRC tax in this regard. The Company will continue to monitor its tax status.

Income (loss) before income taxes consists of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(17,386)	55,229	23,349	3,748
PRC	36,107	(259,390)	(467,200)	(74,991)

	18,721	(204,161)	(443,851)	(71,243)

Income taxes consist of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Current income tax	(11,937)	(328)	-	-
Deferred income tax benefit	40,479	68,876	116,709	18,733
Valuation allowance	(16,481)	(92,874)	(116,709)	(18,733)

	12,061	(24,326)	-	-

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	4,680	(51,040)	(110,963)	(17,811)
Effect of different tax rates in different jurisdictions	4,347	(13,807)	(5,837)	(937)
Non-deductible expenses	526	(3,470)	191	31
Effect of expired tax losses	1,030	-	-	-
Other adjustments	135	(231)	(100)	(16)
Changes in valuation allowance	(22,779)	92,874	116,709	18,733

	(12,061)	24,326	-	-

The PRC income tax returns for fiscal year 2007 through fiscal year 2012 remain open for examination.

The components of deferred taxes are as follows:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	31,697	37,584	6,033
Inventories	10,691	11,367	1,825
Provisions	800	604	97

Total deferred tax assets, current portion	43,188	49,555	7,955
Valuation allowance	(43,188)	(49,555)	(7,955)

Deferred tax assets, current portion, net	-	-	-

Deferred tax assets, non-current portion:
Fixed assets	610	453	73
Net operating losses	65,557	176,056	28,259

Total deferred tax assets, non-current portion	66,167	176,509	28,322
Valuation allowance	(66,167)	(176,509)	(28,332)

Deferred tax assets, non-current portion, net	-	-	-

During the year ended December 31, 2012, the Company reassessed the realizability of deferred tax assets and concluded that it is not more likely than not that the deferred tax assets will be realized. Therefore, the Company recognized a full valuation allowance against deferred tax assets as of December 31, 2012.

As of December 31, 2012, the Company had net operating losses of approximately RMB704,218 (US$113,035), which can be carried forward to offset future net profit for income tax purposes. The net operating loss will expire in 2016 and 2017 if not utilized.

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at January 1	4,664	596	649	104
Additions based on tax positions related to the prior years	-	787	66	11
Reductions for tax positions of prior years	(4,068)	-	(433)	(70)
Reductions for tax positions of the current year	-	(734)	-	-

Balance at December 31	596	649	282	45

At December 31, 2010, 2011, and 2012, the Company had approximately RMB596, RMB649 and RMB282 (US$45) of unrecognized tax benefits related to uncertain tax positions. The Company does not anticipate any material changes to its uncertain tax positions in the next 12 months.

There is no current need for the Company to accrue interest or penalty associated with the uncertain tax positions, and, accordingly, no such accruals have been made in the Company's account.

The PRC tax law provides a 3-5 years statute of limitation and the Company's income tax returns are subject to examination by tax authorities during that period.